Subsidiary Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Subsidiary Preferred Shares [Abstract]
Disclosure of Subsidiary Preferred Share balances	The following summarizes the subsidiary preferred share balance:

	2021 $000s	2020 $000s
As of December 31,
Entrega	669	1,291
Follica	11,191	12,792
Sonde	13,362	12,821
Vedanta Biosciences	148,796	92,068
Total subsidiary preferred share balance	174,017	118,972

Disclosure of Subsidiary preferred shares, Minimum liquidation preference
As of December 31, 2021 and 2020, the minimum liquidation preference reflects the amounts that would be payable to the subsidiary preferred holders upon a liquidation event of the subsidiaries, which is as follows:

	2021 $000s	2020 $000s
As of December 31,
Entrega	2,216	2,216
Follica	6,405	6,405
Sonde	12,000	12,000
Vedanta Biosciences	149,568	86,161
Total minimum liquidation preference	170,189	106,782

Disclosure of Changes in the value of subsidiary preferred shares
For the years ended December 31, 2021 and 2020, the Group recognized the following changes in the value of subsidiary preferred shares:

$000s
Balance as of January 1, 2020	100,989
Issuance of new preferred shares	13,750
Increase in value of preferred shares measured at fair value	4,234
Balance as of January 1, 2021	118,972
Issuance of new preferred shares - financing cash flow	37,610
Conversion of convertible notes into preferred shares - non cash financing activity	25,797
decrease in value of preferred shares measured at fair value - finance costs (income)	(8,362)
Balance as December 31, 2021	174,017